Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
Building Products — 2.5%
Carlisle Cos., Inc.	46,743	$ 17,453,836
		$ 17,453,836
Capital Markets — 2.6%
S&P Global, Inc.	34,732	$ 18,313,836
		$ 18,313,836
Chemicals — 2.1%
Sherwin-Williams Co.	42,142	$ 14,469,877
		$ 14,469,877
Construction Materials — 4.5%
Martin Marietta Materials, Inc.	56,583	$ 31,061,804
		$ 31,061,804
Electrical Equipment — 2.8%
AMETEK, Inc.	106,105	$ 19,200,761
		$ 19,200,761
Electronic Equipment, Instruments & Components — 8.3%
CDW Corp.	178,487	$ 31,875,993
Trimble, Inc.(1)	341,694	25,961,910
		$ 57,837,903
Financial Services — 10.8%
Fiserv, Inc.(1)	285,098	$ 49,153,746
Visa, Inc., Class A	72,659	25,797,578
		$ 74,951,324
Health Care Equipment & Supplies — 3.7%
STERIS PLC	107,209	$ 25,753,746
		$ 25,753,746
Insurance — 12.4%
Markel Group, Inc.(1)	17,384	$ 34,722,106
White Mountains Insurance Group Ltd.	28,557	51,280,376
		$ 86,002,482
Interactive Media & Services — 7.1%
Alphabet, Inc., Class C	280,585	$ 49,772,973
		$ 49,772,973
Security	Shares	Value
IT Services — 9.2%
Gartner, Inc.(1)	46,434	$ 18,769,552
GoDaddy, Inc., Class A(1)	252,618	45,486,397
		$ 64,255,949
Life Sciences Tools & Services — 4.6%
Danaher Corp.	71,324	$ 14,089,343
Thermo Fisher Scientific, Inc.	43,438	17,612,371
		$ 31,701,714
Professional Services — 10.5%
Booz Allen Hamilton Holding Corp.	124,682	$ 12,983,137
Broadridge Financial Solutions, Inc.	37,382	9,084,948
Equifax, Inc.	65,993	17,116,604
TransUnion	236,295	20,793,960
Verisk Analytics, Inc.	42,740	13,313,510
		$ 73,292,159
Software — 3.4%
Autodesk, Inc.(1)	77,524	$ 23,999,105
		$ 23,999,105
Specialty Retail — 13.4%
O'Reilly Automotive, Inc.(1)	270,117	$ 24,345,645
Ross Stores, Inc.	195,083	24,888,689
TJX Cos., Inc.	358,079	44,219,176
		$ 93,453,510
Total Common Stocks (identified cost $312,369,759)		$681,520,979

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	16,741,347	$ 16,741,347
Total Short-Term Investments (identified cost $16,741,347)		$ 16,741,347
Total Investments — 100.3% (identified cost $329,111,106)		$698,262,326
Other Assets, Less Liabilities — (0.3)%		$ (1,954,877)
Net Assets — 100.0%		$696,307,449

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $16,741,347, which represents 2.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,069,224	$117,956,882	$(117,284,759)	$ —	$ —	$16,741,347	$584,664	16,741,347
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$681,520,979*	$ —	$ —	$681,520,979
Short-Term Investments	16,741,347	—	—	16,741,347
Total Investments	$698,262,326	$ —	$ —	$698,262,326
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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